BUSINESS COMBINATION (Textual) (Detail) ¥ in Thousands, $ in Thousands				12 Months Ended
	Jul. 01, 2020 CNY (¥)	Jul. 01, 2020 USD ($)	Jul. 01, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Jul. 01, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Nov. 01, 2019 CNY (¥)	Nov. 01, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Business Combination, Consideration Transferred, Liabilities Incurred				¥ 44,061
Acquisition of Goodwill				¥ 659,255		$ 101,035		¥ 665,416			¥ 491,969	¥ 475,732
Shijiazhuang [Member]
Percentage of Ownership			51.00%
Business Combination, Goodwill Recognized, Description				Goodwill recognized on the acquisition date is the expected synergies from combining operations of Shijiazhuang and the Group, which does not qualify for separate recognition. None of the goodwill recognized is expected to be deductible for income tax purposes.	Goodwill recognized on the acquisition date is the expected synergies from combining operations of Shijiazhuang and the Group, which does not qualify for separate recognition. None of the goodwill recognized is expected to be deductible for income tax purposes.
Business Acquisition, Transaction Costs				¥ 347		$ 53		¥ 83
Acquisition of Goodwill			¥ 150,682
Business combination consideration transferred			44,061
Intangible assets			¥ 15,800
Changping [Member]
Business Combination, Consideration Transferred, Liabilities Incurred				12,669	$ 1,820
Acquisition of Intangible Assets									¥ 4,500	$ 646
Acquisition of Goodwill									¥ 18,986	$ 2,727
Outstanding cash Consideration				1,050	161
Huairou [Member]
Acquisition of Goodwill	¥ 11,956						$ 1,832
Outstanding cash Consideration				¥ 700	$ 107
Business combination consideration transferred	8,075	$ 1,238
Intangible assets	¥ 3,000						$ 460